Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of intangible assets and goodwill	As of December 31, 2025 and 2024, goodwill and intangible assets consisted of the following:

	Goodwill	Trademarks, Tradenames & Licenses	Capitalized development expenses	Other intangible assets	Total
Cost as of January 1, 2025 ...............................	$626	$117	$451	$287	$1,481
Additions ...........................................................	—	—	27	—	27
Sales/disposals ...............................................	—	—	—	—	—
Currency translation difference ..................	72	22	88	42	224
Cost as of December 31, 2025 .........................	$698	$139	$566	$329	$1,732

Amortization as of January 1, 2025 ................	$—	$(32)	$(266)	$(112)	$(410)
Amortization for the year ..............................	—	(5)	(69)	(14)	(88)
Sales/disposals ...............................................	—	—	—	—	—
Currency translation difference ..................	—	(6)	(54)	(12)	(72)
Amortization as of December 31, 2025 ..........	$—	$(43)	$(389)	$(138)	$(570)

Impairment as of January 1, 2025 ...................	$(13)	$(8)	$(47)	$(14)	$(82)
Impairment for the year ................................	—	—	(2)	—	(2)
Sales/disposals ...............................................	—	—	—	—	—
Currency translation difference ..................	—	(1)	(9)	—	(10)
Impairment as of December 31, 2025 ............	$(13)	$(9)	$(58)	$(14)	$(94)

Carrying amount as of December 31, 2025 ...	$685	$87	$119	$177	$1,068

	Goodwill	Trademarks, Tradenames & Licenses	Capitalized development expenses	Other intangible assets	Total
Cost as of January 1, 2024 ................................	$680	$127	$468	$313	$1,588
Additions ............................................................	—	—	44	—	44
Sales/disposals ................................................	(20)	—	(21)	(5)	(46)
Currency translation difference ...................	(34)	(10)	(40)	(21)	(105)
Cost as of December 31, 2024 .........................	$626	$117	$451	$287	$1,481

Amortization as of January 1, 2024 .................	$—	$(21)	$(226)	$(94)	$(341)
Amortization for the year ...............................	—	(13)	(71)	(26)	(110)
Sales/disposals ................................................	—	—	10	3	13
Currency translation difference ...................	—	2	21	5	28
Amortization as of December 31, 2024 ...........	$—	$(32)	$(266)	$(112)	$(410)

Impairment as of January 1, 2024 ...................	$(13)	$(8)	$(25)	$(1)	$(47)
Impairment for the year .................................	—	—	(36)	(13)	(49)
Sales/disposals ................................................	—	—	11	—	11
Currency translation difference ...................	—	—	3	—	3
Impairment as of December 31, 2024 .............	$(13)	$(8)	$(47)	$(14)	$(82)

Carrying amount as of December 31, 2024 ....	$613	$77	$138	$161	$989